UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21170

Index Plus Fund, Inc.
(Exact name of registrant as specified in charter)

2820 Hanover     Dallas, Texas  75225
(Address of principal executive offices)

Laura S. Adams
2820 Hanover     Dallas, Texas 75225
(Name and address of agent for service)

Registrants telephone number, including area code:  866-819-3174

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2004























Item 1.  Report to Shareholders.




INDEX PLUS FUND, INC.





SEMI-ANNUAL REPORT
June 30, 2004


Index Plus Fund, Inc.
2820 Hanover Avenue
Dallas, Texas 75225
1-866-819-3174




Dear shareholders of Index Plus Fund, Inc.,

The Fund ended the first six months of 2004 with a Net Asset Value per share of $23.9582, down from a Net Asset Value per share of $24.1660 at the beginning of the year. Total Net Assets began the year at $469,451 and are currently $974,021 as of June 30, 2004.

For the period December 31, 2003 through June 30, 2004 the Fund's total return was -0.87% versus the S&P 500 of 2.60%. For the first half of the year, the Fund was overweighted in financial, healthcare and technology sectors and underweighted in energy, resulting in the underperformance.

The Fund's portfolio is current positioned in the most advantageous mathematical groups and we expect strength versus the S&P 500 benchmark in the second half of the year.

We welcome the addition of Melissa D. Gordon, M.D., as an additional independent director, bringing the Board of Directors to four members, with 75% being independent.


Sincerely,


Laura S. Adams
President










INDEX PLUS FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2004


ASSETS
   Investment securities, at fair value(cost $933,531)     $    960,000
   Cash                                                          13,513
   Receivables:
      Dividends                                                   1,519
                                                            -----------
              Total assets                                      975,032
                                                            -----------
LIABILITIES
   Accounts Payable:
      Advisory fees                                               1,011
                                                            -----------
              Total assets                                      974,021
                                                            -----------

NET ASSETS -
 (Equivalent to $23.96 per share based on 40,655 shares
   of common stock outstanding;  500,000,000 shares
   authorized,$0.001 par value                             $    974,021
                                                           ============

NET ASSETS CONSIST OF:
  Common stock, $0.001 par value; 500,000,000 shares
    authorized; 40,655 shares issued and outstanding        $        41
  Paid-in capital                                               893,438
Net unrealized appreciation of investments                       26,513
Undistributed net investment income                               1,960
Undistributed net realized gain on investments                   52,069


Net assets                                                 $    974,021
                                                           ============













THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2004

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS - 98.56%

Capital Goods - 4.48%
   3-M Company                              485       $  43,655
                                                        -------
                                                         43,655
Consumer Discretionary - 16.47%
   Time Warner                             2317          40,733
   Home Depot                              1154          40,621
   UPS                                      558          41,945
   Viacom/B                                1038          37,077
                                                        -------
                                                        160,376

Consumer Staples - 14.33%
   Coca Cola                                791          39,929
   Altria                                   726          36,336
   Pepsi                                    587          31,628
   Procter and Gamble                       582          31,684
                                                        -------
                                                        139,577

Energy - 4.32%
   Chevron/Texaco                           447          42,067
                                                        -------
                                                         42,067

Financial - 18.12%
   Morgan Stanley                           363          19,156
   American Express                         634          32,575
   Fannie Mae                               585          41,746
   Wells Fargo                              701          40,118
   J.P. Morgan                             1106          42,880
                                                        -------
                                                        176,475

Healthcare/Pharmaceutical - 18.26%
   Amgen                                    710          38,745
   Eli Lilly                                415          29,013
   Abbott                                   963          39,252
   Medtronic                                623          30,353
   Merck                                    853          40,518
                                                        -------
                                                        177,881
- Continued -

INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS, continued

JUNE 30, 2004


DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      -------

Technology/Telecommunications - 22.58%
   Comcast                                 1387       $  38,975
   Dell                                    1155          41,372
   Hewlett-Packard                         1971          41,588
   Oracle                                  1651          19,696
   SBC-Southwestern Bell                   1574          38,170
   Verizon                                 1110          40,171
                                                        -------
                                                        219,972

                                                       --------

   Total common stocks (cost $933,531)                  960,000


SHORT-TERM INVESTMENTS - 0.18%
   Schwab Value Advantage Money Fund     13,513          13,513
                                                       --------

   Total short-term investments (cost $13,513)           13,513
                                                       --------

Total investment securities -  99.95% (cost $947,044)   973,513

Other assets less liabilities - 0.05%                       508
                                                       --------

Net assets - 100.00%                                    974,021
                                                   ============














THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2004



INVESTMENT INCOME:
   Dividends                                            $    5,810
   Interest                                                     27
                                                       -----------
          Total investment income                            5,837

EXPENSES -
   Advisory fees                                             3,877
                                                       -----------

          Net investment income                              1,960


UNREALIZED GAINS ON INVESTMENTS -
   Net realized gain on investments                         52,069
   Net change in unrealized appreciation of securities     (59,959)
                                                       -----------
        Net realized and unrealized gain on investments     (7,890)


   Net increase in net assets resulting from operations $   (5,930)
                                                      ============























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS



                                      Six Months Ended    Year Ended
                                         June 30, 2004    Dec. 31, 2003
                                        -------------     -------------

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                $      1,960       $   2,962
   Net realized gain on investments           52,069          22,889
   Net change in unrealized appreciation     (59,959)         85,415
          of securities                  -----------       ---------
      Net increase in net assets              (5,930)        111,266
          resulting from operations

DISTRIBUTIONS TO SHAREHOLDER FROM -
   Net investment income                           0          (2,962)
   Net realized gain on investments                0         (22,888)
                                         -----------       ---------
          Total                                    0         (25,850)

CAPITAL SHARE TRANSACTIONS                   510,500         282,979
                                         -----------       ---------

NET INCREASE IN NET ASSETS                   504,570         368,395

NET ASSETS, beginning of period              469,451         101,056
                                        ------------       ---------

NET ASSETS, end of period               $    974,021       $ 469,451
                                        ============     ===========



















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a share outstanding throughout each
Period Ending:
                                 (unaudited)
                                     6/30/04    12/31/03    12/31/02(a)
                                    --------    --------    --------
Net asset value,
 beginning of period                 $ 24.17    $ 20.21     $ 20.06
                                     -------    -------     --------
Income from investment operations:
 Net investment income                  0.04       0.19        0.00 (b)
 Net unrealized and realized gains     (0.25)      5.18        0.21
           on investments
                                     -------    -------     --------
     Total resulting from              (0.21)      5.37        0.21
           investment operations
 Less distributions from net income     0.00      (1.41)      (0.06)
                                     -------    -------     --------

 Net asset value, end of period      $ 23.96    $ 24.17     $ 20.21
                                    ========    =======     ========

RATIOS/SUPPLEMENTAL DATA:
   Total Return                       (0.87)%     25.53%       1.06%
                                    ========    ========    ========

   Net assets, end of period       $ 974,021   $ 469,451   $ 101,056
                                   =========   =========   =========

   Ratio of expenses to               1.23%        1.21%      1.23%
      average monthly
      net assets (c)(d)

   Ratio of net investment            0.62%        0.79%      0.31%
     income to average
     monthly net assets (c)

   Portfolio turnover                63.24%       44.23%      0.00%



(a) Represents the period from December 27, 2002 (date investment operations commenced) through December 31, 2002.
(b) Amount is less than $0.01.
(c) Data has been annualized.
(d) The Fund's actual expenses are calculated daily at 1.25% of NAV

THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.



INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Index Plus Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 19, 2002 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation by investing in securities representing large capitalization stocks. The Fund had no operations until October 3, 2002, when it sold 5,000 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates market value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.


Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.


INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS-continued

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal
Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

3. CAPITAL SHARE TRANSACTIONS
As of June 30, 2004, total par value and paid-in capital totaled $893,479. Capital share transactions consisted of the sale of 21,229 shares of the Fund's $0.001 par value common stock, bringing total outstanding to 40,655 shares. There were no shareholder redemptions.

4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $753,769 and $381,331, respectively, for the period ended June 30, 2004. The aggregate cost of investment securities for federal income tax purposes was $893,195 as of June 30, 2004.

5. DISTRIBUTION TO SHAREHOLDERS
On December 31, 2003 a distribution of $25,850 was paid to shareholders of record on that date from net investment income. There have been no distributions in 2004 as of June 30, 2004.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and sole shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 1.25% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Advisor has agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses. The Advisor paid all start-up expenses of the Fund which included matters relating to its organization and the sale of its common stock.


Proxy Voting Information

Index Plus Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-866-819-3174.







Board of Directors Information

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Homemaker since 2000,  Alpha Hedge
Age 45                             Technology Mngr prior  Fund, Stock
                                                          Dividend Fund

Yolawnde F. Malone  Director  1 Yr Tax Mngr-Tolleson      Alpha Hedge
Age 39                             Wealth Mgmt, Self Emp  Fund, Stock
                                   Tax Consultant prior   Dividend Fund

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Alpha Hedge
M.D.                               Dallas Pathology       Fund, Stock
Age 40                                                    Dividend Fund


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Alpha Hedge
Age 43              President      Asset Advisors and     Fund, Stock
                    Secretary      Index Plus Fund 2001,  Dividend Fund
                    Treasurer      Homemaker and Private
                                   Investor prior



























Item 2.  Code of Ethics.  (Not applicable for semi-annual reports)

Item 3. Audit Committee Financial Expert. (Not applicable for semi-annual reports)

Item 4. Principal Accountant fees and services. (Not applicable for semi-annual reports)

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6.  (Reserved)

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 9.  Submission of Matters to a vote of security holders.  (None)



Item 10.  Controls and Procedures

a) The Fund's president has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 11.  Exhibits.

a) (1)Code of Ethics-Not applicable for semi-annual reports.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached








Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Plus Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/16/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Index Plus Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/16/04